Contractual Residual Maturity of Available for Sale Debt Securities Other Than Asset and Mortgage Backed Securities (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities USD ($)	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities INR
Amortized Cost
Within one year					258,561.4
Over one year through five years					350,046.1
Over five years through ten years					132,847.7
Over ten years					63,439.9
Total	16,074.5	818,032.4	637,047.1		804,895.1	631,064.4
Fair Value
Within one year				5,077.5	258,395.3
Over one year through five years				6,739.9	342,995.9
Over five years through ten years				2,538.2	129,167.7
Over ten years				1,226.3	62,405.2
Fair Value	$ 15,859.3	807,080.4	628,704.9	$ 15,581.9	792,964.1	622,446.1